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								May 3, 2021


VIA ELECTRONIC TRANSMISSION
---------------------------

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC  20549

Re:     Pioneer Series Trust XI (the "Trust")
        File Nos. 2-32773 and 811-01835
        CIK No. 0000078758

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we certify that the form of the statement of additional information of Pioneer Core Equity Fund, a series of the Trust, which would have been filed under paragraph (c) of Rule 497, does not differ from that contained in Post-Effective Amendment No. 96 to the Trust's registration statement on Form N-1A, filed electronically on April 28, 2021
(Accession No. 0001193125-21-136668).

     If you have any questions or comments concerning the foregoing certification, please contact me at (617) 422-4695.

     					Very truly yours,

    					 /s/ Thomas Reyes
    					 -------------------------
     					     Thomas Reyes
     					     Assistant Secretary


cc:  Christopher J. Kelley, Esq.
     Jeremy B. Kantrowitz, Esq.



Amundi Asset Management US, Inc.
60 State Street
Boston, MA  02109-1820